Business combinations - Effect on operating results (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amounts recognised for the assets acquired and the liabilities assumed at the date of acquisition
Right-of-use assets	$ 377,886	$ 456,225
Net profit from the acquisition [abstract]
Deferred tax expense	(928,517)	$ (2,409,079)	$ 842,447
Guajira Association
Acquisition-date fair value of total consideration transferred [abstract]
Fair value of the net assets	1,647,701
Book value of net assets	(200,660)
Consideration paid	454,630
Foreign currency translation	(5,359)
Net profit from the acquisition	987,052
Amounts recognised for the assets acquired and the liabilities assumed at the date of acquisition
Property, plant and equipment (Note 14)	1,082,096
Natural and environmental resources (Note 15)	778,398
Intangibles (Note 17)	156
Accounts receivable	19,545
Right-of-use assets	206
Other assets	145,660
Accounts payable	(20,342)
Deferred tax	(38,611)
Provisions	(34,234)
Other liabilities	(102,487)
Consideration paid	(454,630)
Foreign currency translation	(5,359)
Subtotal	1,370,398
Net profit from the acquisition [abstract]
Profit on acquisition before deferred tax	1,370,398
Deferred tax expense	(383,346)
Net profit from the acquisition	987,052
Guajira Association | Ecopetrol
Acquisition-date fair value of total consideration transferred [abstract]
Fair value of the net assets	1,101,686
Book value of net assets	(200,660)
Net profit from the acquisition	901,026
Amounts recognised for the assets acquired and the liabilities assumed at the date of acquisition
Property, plant and equipment (Note 14)	720,670
Natural and environmental resources (Note 15)	563,546
Intangibles (Note 17)	156
Subtotal	1,284,372
Net profit from the acquisition [abstract]
Profit on acquisition before deferred tax	1,284,372
Deferred tax expense	(383,346)
Net profit from the acquisition	901,026
Guajira Association | Hocol S.A. [Member]
Acquisition-date fair value of total consideration transferred [abstract]
Fair value of the net assets	546,015
Consideration paid	454,630
Foreign currency translation	(5,359)
Net profit from the acquisition	86,026
Amounts recognised for the assets acquired and the liabilities assumed at the date of acquisition
Property, plant and equipment (Note 14)	361,426
Natural and environmental resources (Note 15)	214,852
Accounts receivable	19,545
Right-of-use assets	206
Other assets	145,660
Accounts payable	(20,342)
Deferred tax	(38,611)
Provisions	(34,234)
Other liabilities	(102,487)
Consideration paid	(454,630)
Foreign currency translation	(5,359)
Subtotal	86,026
Net profit from the acquisition [abstract]
Profit on acquisition before deferred tax	86,026
Net profit from the acquisition	$ 86,026